Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$28,795	$28,795
Short-term investment in time deposits	$14,000	$14,000
Trade accounts receivable	$2,473	$2,473
Prepayments and other current assets	$393	$393
Trade accounts payable	$2,057	$2,057
Long-term debt with variable interest rates	$81,290	$81,290
Due to related parties	$3,101	$3,101